Supplemental Oil and Natural Gas Information (Unaudited) - Discounted Future Net Cash Flows, Proved Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Predecessor [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 2,547,566	$ 2,210,325	$ 3,825,056
Future production costs	(727,939)	(655,720)	(759,190)
Future development costs	(378,695)	(362,876)	(505,710)
Future income tax expenses	0	0	0
Future net cash flows	1,440,932	1,191,729	2,560,156
10% annual discount for estimated timing of cash flows	(890,217)	(737,556)	(1,705,732)
Standardized measure of discounted future net cash flows	550,715	454,173	854,424
Predecessor and Pro Forma [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future income tax expenses	247,397	155,662	289,022
Standardized measure of discounted future net cash flows	$ 303,318	$ 298,511	$ 565,402